Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	THE SHERWIN-WILLIAMS COMPANY
Entity Incorporation, State or Country Code	OH
Entity File Number	1-04851
Entity Tax Identification Number	34-0526850
Entity Address, Address Line One	1 Sherwin Way
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44113-2206
City Area Code	216
Local Phone Number	566-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.33-1/3 per share
Trading Symbol	SHW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000089800
Amendment Flag	false